[LETTERHEAD]
November 24, 2009
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Transamerica Series Trust (the “Trust”) (1933 Act File No.: 033-00507) (1940 Act File No.: 811-04419)
Dear Sir or Madam:
     On behalf of the Trust, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for the Trust dated November 19, 2009, otherwise required to be filed under paragraph (c) of Rule 497, would not have differed from the form of prospectus contained in the Form N-1A registration statement for the Trust (Post-Effective Amendment No. 88) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on November 19, 2009 via EDGAR (Accession Number 0000950123-09-064281).
          Should you have any questions or comments regarding this filing, please contact the undersigned at 727-299-1814.

Very truly yours,
/s/ Robert S. Lamont, Jr.
Robert S. Lamont, Jr.
Vice President and Senior Counsel